Related Party Transaction (Narrative) (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Pacific Oaks Plaza [Member] | Chairman and Chief Executive Officer and Another Related Party [Member]
Related Party Transaction [Line Items]
Rent revenue from an entity 100% owned by the Company's Chairman and Chief Executive Officer	$ 7,000	$ 7,000	$ 21,000	$ 21,000	$ 36,000	$ 36,000